Subsequent Events - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended			1 Months Ended
	Jan. 24, 2011 Revolving Credit Facility	Jan. 28, 2010 Revolving Credit Facility USD ($)	Dec. 30, 2011 Revolving Credit Facility USD ($)	Feb. 05, 2013 Subsequent Event Revolving Credit Facility CNY	Mar. 06, 2013 Subsequent Event Repurchase of Equity USD ($)	Mar. 06, 2013 Subsequent Event Repurchase of Equity Minimum	Mar. 06, 2013 Subsequent Event Repurchase of Equity Maximum
Subsequent Event [Line Items]
Share repurchase approval amount					$ 100
Share repurchase approval period						18 months	24 months
Line of credit facility, maturity period	1 year	1 year		1 year
Line of credit facility, maximum borrowing capacity		$ 20.0	$ 25.0	150.0